Short-term bank loans (Details Textual)	1 Months Ended	12 Months Ended
	Mar. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 26, 2019	Dec. 31, 2018 CNY (¥)	Nov. 23, 2018 USD ($)	Nov. 23, 2018 CNY (¥)	Aug. 16, 2018 USD ($)	Aug. 16, 2018 CNY (¥)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 CNY (¥)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 CNY (¥)	Sep. 26, 2017 USD ($)	Sep. 26, 2017 CNY (¥)	Mar. 30, 2017 CNY (¥)	Aug. 16, 2016 USD ($)	Aug. 16, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable		$ 7,683,014	$ 5,208,893								$ 1,966,900	¥ 13,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.35%						6.10%	6.10%
Debt Instrument, Maturity Date	Sep. 29, 2017
Interest Paid, Excluding Capitalized Interest, Operating Activities		608,048	479,358	$ 261,625
Bank Loan [Member]
Short-term Debt [Line Items]
Interest Paid, Excluding Capitalized Interest, Operating Activities		378,857	$ 479,358	$ 388,007
Tantech Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable							$ 2,874,700	¥ 19,000,000										$ 1,439,710	¥ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage							6.96%	6.96%										5.046%	5.046%
Debt Instrument, Collateral Amount		4,400,000				¥ 29,250,000
Building And Land Use Right [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		3,900,000				25,570,000
Lishui Jiuanju Trading Co Ltd [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		$ 1,513,000				¥ 10,000,000
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.66%																5.66%
Short Term Debt One [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 2,213,280								$ 1,513,000	¥ 10,000,000					$ 2,151,800	¥ 14,000,000	¥ 14,400,000
Debt Instrument, Interest Rate, Stated Percentage									6.01%	6.01%					6.10%	6.10%
Short Term Debt One [Member] | Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 3,074,000																¥ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.66%																5.66%
Short Term Debt Two [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable									$ 1,328,414	¥ 8,780,000					$ 3,057,093	¥ 19,890,000
Debt Instrument, Interest Rate, Stated Percentage									6.06%	6.06%					5.83%	5.83%
Debt Instrument, Collateral Amount															$ 3,900,000	¥ 25,570,000
Shanghai Pudong Development Bank [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable													$ 3,026,000	¥ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage													6.525%	6.525%
Shanghai Pudong Development Bank [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount													$ 4,400,000	¥ 29,170,000